Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	eqat_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED OCTOBER 1, 2014 TO THE PROSPECTUS DATED MAY 1, 2014, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus of EQ Advisors Trust ("Trust") dated May 1, 2014 as supplemented. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the benchmark for the AXA/Loomis Sayles Growth Portfolio ("Portfolio").

Information Regarding
AXA/Loomis Sayles Growth Portfolio

Effective as of October 1, 2014, the Portfolio's benchmark index against which the Portfolio measures its performance, the Russell 1000® Growth Index, is replaced with the Russell 3000® Growth Index. The Manager believes the Russell 3000® Growth Index is more relevant to the Portfolio's investment strategies. For the one-year, five-year and ten-year periods ended December 31, 2013, the average annual total returns for the Russell 3000® Growth Index were 34.23%, 20.56%, and 7.95%, respectively.

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AXA/Loomis Sayles Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED OCTOBER 1, 2014 TO THE PROSPECTUS DATED MAY 1, 2014, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus of EQ Advisors Trust ("Trust") dated May 1, 2014 as supplemented. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the benchmark for the AXA/Loomis Sayles Growth Portfolio ("Portfolio").

Information Regarding
AXA/Loomis Sayles Growth Portfolio

Effective as of October 1, 2014, the Portfolio's benchmark index against which the Portfolio measures its performance, the Russell 1000® Growth Index, is replaced with the Russell 3000® Growth Index. The Manager believes the Russell 3000® Growth Index is more relevant to the Portfolio's investment strategies. For the one-year, five-year and ten-year periods ended December 31, 2013, the average annual total returns for the Russell 3000® Growth Index were 34.23%, 20.56%, and 7.95%, respectively.

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AXA/Loomis Sayles Growth Portfolio | Russell 3000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	34.23%
Five Years	rr_AverageAnnualReturnYear05	20.56%
Ten Years	rr_AverageAnnualReturnYear10	7.95%